As filed with the Securities and Exchange Commission on September 12, 2014.

1933 Act Registration No. 333-68105
1940 Act Registration No. 811-09121

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 38		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 40		[X]

JNL VARIABLE FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (312) 338-5801

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:

	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Variable Fund LLC	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on September 15, 2014 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on _________________pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  This Amendment is being filed to describe, in a supplement, the following changes:

1)	To merge the JNL/Mellon Capital NYSE® International 25 Fund of JNL Variable Fund LLC into the JNL/Mellon Capital International Index Fund of JNL Series Trust, effective September 15, 2014.

2)	To reflect other changes.

The supplement described herein above is intended to supplement the Registration Statement, which was filed with the Commission on April 25, 2014, as part of Post-Effective Amendment No. 35 to the Registration Statement (Accession No. 0001072428-14-000008) and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”).  The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014.  Please note that the Reorganization requires no action on your part.

Please delete all references in the prospectus to the JNL/Mellon Capital NYSE® International 25 Fund.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Sector Funds are revised to reflect the change in benchmark for each Fund effective September 15, 2014.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.68%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.48%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Class B
1 year	3 years	5 years	10 years
$49	$154	$269	$604

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Consumer Discretionary Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Consumer Services Index with the MSCI USA IMI Consumer Discretionary Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expense Example,” please delete the tables following the first paragraph in its entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Financials Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Financials Index.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Financials Index with the MSCI USA IMI Financials Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Health Care Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Health Care Index with the MSCI USA IMI Health Care Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.64%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.44%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Class B
1 year	3 years	5 years	10 years
$45	$141	$246	$555

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Energy Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Energy Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Oil & Gas Index with the MSCI USA IMI Energy Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Information Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Technology Index with the MSCI USA IMI Information Technology Index as the Fund’s primary benchmark.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA

IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Telecommunication Services 25/50 Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.8 billion to $114.1 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Telecommunication Services 25/50 Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Telecommunications sector by the Global Industry Classification Standard (GICS®).  It is MSCI’s aim to comply with the 25/50 constraints such that no single security within the index will exceed 25% of the total index weight, and the sum of all security weights that are greater than 5% each will not exceed 50% of the total index weight, through the quarterly index reviews at the end of February, May, August, and November.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Consumer Discretionary Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Consumer Discretionary Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Consumer Discretionary sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Financials Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Financials Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Financials Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Financial sector by the Global Industry Classification Standard (GICS®).

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is in the index, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  In addition, certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Health Care Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Health Care Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Health Care Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Health Care sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Energy Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Energy Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Energy Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Energy sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Information Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Information Technology Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Information Technology sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “NYSE International 100 IndexSM.”

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Technology Index” and replace it with the following:

MSCI USA IMI Information Technology Index. The MSCI USA IMI Information Technology Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Information Technology sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Health Care Index” and replace it with the following:

MSCI USA IMI Health Care Index. The MSCI USA IMI Health Care Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Health Care sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Financials Index” and replace it with the following:

MSCI USA IMI Financials Index.The MSCI USA IMI Financials Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Financial sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Oil & Gas Index” and replace it with the following:

MSCI USA IMI Energy Index. The MSCI USA IMI Energy Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Energy sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Consumer Services Index” and replace it with the following:

MSCI USA IMI Consumer Discretionary Index. The MSCI USA IMI Consumer Discretionary Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Consumer Discretionary sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Telecommunications Index” and replace it with the following:

MSCI USA IMI Telecommunication Services 25/50 Index. The MSCI USA IMI Telecommunication Services 25/50 Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Telecommunications sector by the Global Industry Classification Standard (GICS®).  It is MSCI’s aim to comply with the 25/50 constraints such that no single security within the index will exceed 25% of the total index weight, and the sum of all security weights that are greater than 5% each will not exceed 50% of the total index weight, through the quarterly index reviews at the end of February, May, August, and November.

In the section entitled "Financial Highlights", please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2014 (semi-annual report) has not been audited.

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow 10 Fund
Class A
06/30/2014	$17.15	$0.25	$0.92	$1.17	$–	$–	$18.32	6.82%	$574,161	18%	0.66%	2.87%
12/31/2013	13.14	0.43	3.58	4.01	–	–	17.15	30.52	584,429	43	0.66	2.79
12/31/2012	11.81	0.40	0.93	1.33	–	–	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	–	–	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	–	–	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	–	–	8.03	15.87	338,067	45	0.68	4.37
JNL/Mellon Capital Global 15 Fund
Class A
06/30/2014	21.64	1.05	(0.58)	0.47	–	–	22.11	2.17	388,693	27	0.70	10.01
12/31/2013	19.10	0.88	1.66	2.54	–	–	21.64	13.30 (f)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	–	–	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	–	–	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	–	–	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	–	–	14.77	31.06	571,353	64	0.71	4.39
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2014	19.00	0.07	1.35	1.42	–	–	20.42	7.47	709,550	60	0.68	0.76
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	–	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)	–	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	–	–	9.83	34.11	118,145	19	0.72	0.46
Class B
06/30/2014	14.44	0.07	1.03	1.10	–	–	15.54	7.62	463	60	0.48	0.97
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	–	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)	–	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	–	–	7.55	34.34	94	19	0.52	0.70
JNL/Mellon Capital Value Line 30 Fund
Class A
06/30/2014	14.61	0.06	2.21	2.27	–	–	16.88	15.54	820,942	108	0.71	0.82
12/31/2013	11.04	0.03	3.80	3.83	(0.26)	–	14.61	34.83	805,458	98	0.72	0.21
12/31/2012	10.12	0.21	0.72	0.93	(0.01)	–	11.04	9.16	680,423	106	0.74	1.96
12/31/2011	13.14	0.01	(3.03)	(3.02)	–	–	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)	–	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)	–	10.79	14.44	629,223	24	0.80	0.80
Class B
06/30/2014	7.22	0.04	1.08	1.12	–	–	8.34	15.51	290	108	0.51	1.05
12/31/2013	5.56	0.03	1.92	1.95	(0.29)	–	7.22	35.33	205	98	0.52	0.41
12/31/2012	5.12	0.12	0.35	0.47	(0.03)	–	5.56	9.25	193	106	0.54	2.16
12/31/2011	6.64	0.01	(1.53)	(1.52)	–	–	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)	–	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)	–	5.48	14.37	108	24	0.60	1.08

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2014	$14.83	$0.08	$(0.14)	$(0.06)	$–	$–	$14.77	(0.40)%		$812,784	94%	0.66%	1.04%
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51		1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53		580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	–	10.60	4.91		535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	–	10.15	16.70		367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)	–	8.72	18.70		138,638	27	0.70	1.61
Class B
06/30/2014	13.13	0.08	(0.13)	(0.05)	–	–	13.08	(0.38)		546	94	0.46	1.28
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84		502	73	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81		372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	–	9.50	5.14		316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	–	9.09	16.76		173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)	–	7.81	19.18		110	27	0.50	1.81
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2014	13.90	0.10	0.82	0.92	–	–	14.82	6.62		640,669	73	0.66	1.37
12/31/2013	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89		670,340	74	0.66	0.50
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85		479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)		481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)	–	11.33	20.76		377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)	–	9.39	61.59		196,309	40	0.69	0.33
Class B
06/30/2014	13.77	0.11	0.82	0.93	–	–	14.70	6.75		532	73	0.46	1.62
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17		625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96		481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)		203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)	–	11.22	20.81		329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)	–	9.30	61.79		188	40	0.49	0.57
JNL/Mellon Capital NYSE International 25 Fund
Class A
06/30/2014	6.96	0.11	0.41	0.52	–	–	7.48	7.47		91,226	52	0.77	3.05
12/31/2013	5.85	0.13	1.21	1.34	(0.23)	–	6.96	23.12	(f)	80,761	64	0.78	2.06
12/31/2012	5.45	0.19	0.43	0.62	(0.22)	–	5.85	11.69		77,430	78	0.78	3.41
12/31/2011	7.36	0.20	(1.95)	(1.75)	(0.16)	–	5.45	(23.86)		71,733	84	0.77	2.84
12/31/2010	7.35	0.16	0.00	0.16	(0.15)	–	7.36	2.26		101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)	–	7.35	35.56		85,158	43	0.78	2.92
Class B
06/30/2014	6.82	0.11	0.41	0.52	–	–	7.34	7.62		154	52	0.57	3.18
12/31/2013	5.75	0.14	1.18	1.32	(0.25)	–	6.82	23.07	(f)	144	64	0.58	2.30
12/31/2012	5.36	0.20	0.43	0.63	(0.24)	–	5.75	12.02		126	78	0.58	3.59
12/31/2011	7.24	0.22	(1.92)	(1.70)	(0.18)	–	5.36	(23.64)		114	84	0.57	3.13
12/31/2010	7.23	0.17	0.00	0.17	(0.16)	–	7.24	2.45		138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)	–	7.23	35.60		139	43	0.58	3.14

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding
		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital 25 Fund
Class A
06/30/2014	$19.60	$0.23	$0.83	$1.06	$–	$–	$20.66	5.41%		$1,063,814	98%	0.64%	2.33%
12/31/2013	15.21	0.44	5.12	5.56	(0.44)	(0.73)	19.60	36.86	(f)	1,043,106	81	0.64	2.48
12/31/2012	13.26	0.50	1.83	2.33	(0.31)	(0.07)	15.21	17.70		677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)	–	13.26	8.87		588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)	–	12.50	22.85		544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)	–	10.40	52.94		409,737	67	0.65	3.43
Class B
06/30/2014	19.79	0.25	0.84	1.09	–	–	20.88	5.51		670	98	0.44	2.53
12/31/2013	15.34	0.48	5.16	5.64	(0.46)	(0.73)	19.79	37.11	(f)	638	81	0.44	2.67
12/31/2012	13.37	0.54	1.84	2.38	(0.34)	(0.07)	15.34	17.90		562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)	–	13.37	9.15		501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)	–	12.59	23.16		423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)	–	10.46	53.31		253	67	0.45	3.62
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2014	12.11	0.20	0.45	0.65	–	–	12.76	5.37		3,522,238	63	0.64	3.36
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	–	12.11	31.68	(f)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	–	9.43	18.04		3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	–	8.23	(2.07)		3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	–	8.70	17.11		3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)	–	7.58	23.74		3,504,852	28	0.64	2.32
Class B
06/30/2014	12.14	0.21	0.45	0.66	–	–	12.80	5.44		11,112	63	0.44	3.56
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	–	12.14	31.96	(f)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	–	9.45	18.25		8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	–	8.25	(1.85)		7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	–	8.72	17.27		9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)	–	7.60	24.19		8,863	28	0.44	2.51
JNL/Mellon Capital JNL Optimized 5 Fund
Class A
06/30/2014	11.22	0.19	0.82	1.01	–	–	12.23	9.00		464,018	68	0.67	3.39
12/31/2013	8.72	0.22	2.58	2.80	(0.30)	–	11.22	32.28		434,697	65	0.68	2.23
12/31/2012	7.85	0.26	0.86	1.12	(0.25)	–	8.72	14.31		372,864	68	0.68	3.12
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)	–	7.85	(9.84)		356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)	–	8.89	13.67		497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)	–	7.97	37.72		458,245	19	0.70	1.73
Class B
06/30/2014	11.16	0.20	0.81	1.01	–	–	12.17	9.05		1,233	68	0.47	3.59
12/31/2013	8.67	0.24	2.57	2.81	(0.32)	–	11.16	32.58		1,202	65	0.48	2.44
12/31/2012	7.81	0.28	0.85	1.13	(0.27)	–	8.67	14.52		1,045	68	0.48	3.33
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)	–	7.81	(9.77)		836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)	–	8.86	14.04		1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)	–	7.93	38.00		953	19	0.50	1.91

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2014	$4.55	$0.08	$0.18	$0.26	$–	$–	$4.81	5.71%	$148,047	15%	0.69%	3.39%
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	–	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	–	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	–	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	–	3.47	22.53	63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	–	2.89	25.59	40,864	31	0.72	4.17
Class B
06/30/2014	4.35	0.08	0.17	0.25	–	–	4.60	5.75	99	15	0.49	3.60
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	–	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	–	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	–	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	–	3.32	22.55	153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	–	2.77	26.12	110	31	0.52	4.34
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2014	17.25	0.06	0.25	0.31	–	–	17.56	1.80	494,626	6	0.67	0.75
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	–	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	–	9.93	22.76	78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	–	8.12	33.14	34,896	27	0.72	1.08
Class B
06/30/2014	17.47	0.08	0.25	0.33	–	–	17.80	1.89	174	6	0.47	0.96
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	–	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	–	10.01	22.92	150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	–	8.18	33.41	109	27	0.52	1.31
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2014	10.22	0.08	0.36	0.44	–	–	10.66	4.31	500,627	8	0.67	1.52
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	–	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	–	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	–	7.19	13.49	182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	–	6.41	18.62	147,124	22	0.70	1.79
Class B
06/30/2014	10.21	0.09	0.36	0.45	–	–	10.66	4.41	383	8	0.47	1.72
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	–	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	–	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	–	7.17	13.68	247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	–	6.39	18.80	236	22	0.50	2.05

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding
		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2014	$20.32	$0.10	$2.03	$2.13	$–		$–	$22.45	10.48%	$1,413,049	4%	0.66%	0.93%
12/31/2013	14.61	0.21	5.77	5.98	(0.11)		(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)		(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)		–	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)		–	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
Class B
06/30/2014	20.35	0.12	2.04	2.16	–		–	22.51	10.61	999	4	0.46	1.14
12/31/2013	14.62	0.24	5.78	6.02	(0.13)		(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)		(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)		–	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)		–	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2014	34.53	0.27	4.30	4.57	–		–	39.10	13.23	1,437,474	5	0.66	1.54
12/31/2013	28.21	0.47	6.65	7.12	(0.39)		(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)		(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)		–	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)		–	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
Class B
06/30/2014	34.99	0.31	4.36	4.67	–		–	39.66	13.35	1,887	5	0.46	1.75
12/31/2013	28.56	0.54	6.74	7.28	(0.44)		(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)		(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)		–	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)		–	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2014	9.12	0.05	0.87	0.92	–		–	10.04	10.09	719,420	5	0.66	0.98
12/31/2013	7.39	0.08	1.84	1.92	(0.05)		(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)		(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)		(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		–	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	)(e)	–	6.45	63.82	246,091	25	0.69	0.31
Class B
06/30/2014	9.24	0.06	0.87	0.93	–		–	10.17	10.06	408	5	0.46	1.19
12/31/2013	7.48	0.10	1.87	1.97	(0.07)		(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)		(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)		(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		–	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		–	6.51	64.21	404	25	0.49	0.55

(a) Calculated using the average shares method.
(b) Annualized for periods less than one year.
(c) Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d) Not annualized for periods of less than one year.
(e) Amount represents less than $0.005.
(f)  Total return for the Fund includes class action settlement proceeds.  The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/Mellon Capital Global 15 Fund - 13.19%; JNL/Mellon Capital NYSE International 25 Fund - 22.94% and 22.89%; JNL/Mellon Capital 25 Fund - 36.79% and 37.04%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

In the first paragraph of Appendix A, please delete reference to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund.

In Appendix A, please delete the paragraph that begins “NYSE®”, and all subsequent paragraphs, and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

Supplement Dated September 15, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

Please delete all references in the Statement of Additional Information to the JNL/Mellon Capital NYSE® International 25 Fund.

On pages 27-29, in the section entitled “Managers and Officers of the JNL Variable Fund,” in the column entitled “Number of Portfolios in Fund Complex to be Overseen by Manager or Officer” please delete the number in that column and replace it with 119.

On pages 36 through 38, please delete the section entitled “Principal Holders of the JNL Variable Fund’s Shares” in its entirety and replace it with the following:

As of August 19, 2014, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of each class of each Fund of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to the separate accounts of Jackson and Jackson National Life Insurance Company of NY (“Jackson NYSM”) to fund certain variable contracts (the “Contracts”) issued by Jackson and Jackson NY through their separate accounts and to other registered investment companies and certain investment companies managed by affiliates of the Adviser, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by their separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable.  This is sometimes referred to as “pass through” voting.  Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson and Jackson NY in the same proportions as those interests for which voting instructions are received from Contract owners.  This is sometimes referred to as “echo” voting.

As of August 19, 2014, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital JNL 5 Fund (Class A)
	JNL/Mellon Capital 10 X 10 Fund 1 Corporate Way Lansing MI 48951	6.12%
JNL/Mellon Capital Nasdaq 25 Fund (Class A)
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	9.37%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	8.36%

1

Fund	Name and Address	Percentage of Shares Owned
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	7.37%
JNL/Mellon Capital S&P 24 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	19.89%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	17.53%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	16.23%
JNL/Mellon Capital S&P SMid 60 Fund (Class A)
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	11.41%
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	10.93%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	10.45%
JNL/Mellon Capital Value Line 30 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	10.58%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	9.63%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	9.49%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Fund, as of August 19, 2014, the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Percentage of Shares owned
JNL/Mellon Capital S&P 24 Fund (Class B)
	Richard J. Doviak 5155 Deeson Point Ct Lakeland, FL 33805	27.51%
	Erica Escorcia 137 Morningside Dr Coral Galbes, FL 33143	26.36%

2

In the section entitled “License Agreements,” please delete the last two paragraphs of the section in their entirety and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

3

JNL VARIABLE FUND LLC

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 28. Exhibits

(a)			Certificate of Formation of Registrant, dated October 15, 1998.[1]

(b)			Operating Agreement of Registrant, as amended, on August 26, 2014, attached hereto.

(c)			Not Applicable

(d)	(1)		Jackson National Asset Management, LLC ("JNAM")

		(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[7]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[7]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[8]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[8]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto.

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto.

	(2)		Mellon Capital Management Corporation ("Mellon Capital")

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

		(ii)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

		(iv)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[8]

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[8]

		(vi)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[9]

		(vii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto.

		(viii)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto.

(e)	(1)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD"), executed as of November 30, 2012, effective April 29, 2013.[7]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[8]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[8]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto.

		(v)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto.

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. ("JPMorgan Chase"), dated August 12, 2009.[2]

		(ii)	Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(iii)	International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(iv)	Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(v)	Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(vi)	Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(vii)	Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

		(viii)	Amendment effective April 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

		(ix)	Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(x)	Amendment effective October 1, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(xi)	Amendment effective December 12, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(xii)	Amendment dated April 30, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(xiii)	Amendment effective August 29, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

		(xiv)	Amendment effective April 29, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

		(xv)	Amendment effective September 16, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

		(xvi)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

		(xvii)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto.

		(xviii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto.

(h)	(1)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[6]

		(ii)	Amendment effective April 29, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[7]

		(iii)	Amendment effective May 30, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(iv)	Amendment effective September 5, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(v)	Amendment effective September 16, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(vi)	Amendment effective June 4, 2014 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

		(vii)	Amendment effective September 15, 2014 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

	(2)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[6]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[7]

		(iii)	Amendment effective September 16, 2013 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(iv)	Amendment effective September 15, 2014 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

	(3)		Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.[7]

(4)
Plan of Reorganization of the JNL Series Trust, dated September 13, 2013, (re its JNL/Mellon Capital Small Cap Index Fund (the "Acquiring Fund") and JNL Variable Fund LLC (re its JNL/Mellon Capital Select Small-Cap Fund (the "Acquired Fund")).[9]

(5)
Plan of Reorganization of the JNL Series Trust, dated September 13, 2013, (re its JNL/Mellon Capital S&P 500 Index Fund (the "Acquiring Fund") and JNL Variable Fund LLC (re its JNL/Mellon Capital VIP Fund (the "Acquired Fund")).[9]

	(6)		Plan of Reorganization of JNL Variable Fund LLC, dated September 13, 2013 re its JNL/Mellon Capital S&P® 24 Fund (the "Acquiring Fund") and its JNL/Mellon Capital S&P® 10 Fund (the "Acquired Fund") .[9]

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors, attached hereto.

(k)			Not Applicable

(l)			Not Applicable

(m)	(1)	(i)	Rule 12b-1 Plan, dated April 29, 2013.[7]

		(ii)	Amendment, effective May 30, 2013, to Rule 12b-1 Plan, dated April 29, 2013.[8]

		(iii)	Amendment, effective September 16, 2013, to Rule 12b-1 Plan, dated April 29, 2013.[8]

		(iv)	Amendment, effective June 4, 2014, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto.

		(v)	Amendment, effective September 15, 2014, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto.

(n)	(1)	(i)	Multiple Class Plan, dated April 29, 2013.[7]

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, dated April 29, 2013.[8]

		(iii)	Amendment, effective September 15, 2014, to Multiple Class Plan, dated April 29, 2013, attached hereto.

(o)			Not Applicable

(p)	(1)	(i)	Code of Ethics for Registrant, JNAM, and JNLD (Identified Prudential PLC North American Business Units CODE OF ETHICS AND CONDUCT), dated January 1, 2014.[9]

		(ii)	Sarbanes-Oxley version of Code of Ethics for Registrant, dated September 1, 2012.[7]

	(2)	(i)
Code of Conduct for Mellon Capital, dated June 2013; and Personal Securities Trading Policy, dated February 10, 2014, which are collectively considered Mellon Capital's Code of Ethics, attached hereto.

[1]
Incorporated by reference to Registrant's initial registration statement on Form N-1A (333-68105; 811-09121) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on November 30, 1998.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registration Statement filed with the SEC on December 18, 2009.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 to Registration Statement filed with the SEC on April 29, 2010.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to Registration Statement filed with the SEC on October 8, 2010.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to Registration Statement filed with the SEC on April 29, 2011.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 29 to Registration Statement filed with the SEC on April 26, 2012.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 31 to Registration Statement filed with the SEC on April 26, 2013.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 33 to Registration Statement filed with the SEC on September 13, 2013.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 35 to Registration Statement filed with the SEC on April 25, 2014.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
Curian Variable Series Trust
JNL Series Trust
JNL Investors Series Trust
JNL Strategic Income Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article V of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant 's request as directors, officers or managers of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant. The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAM") contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, Gillespie, McLellan, Rybak, Wood, Fredricks, Harding, Koors, Nerud, Oprins, and Piszczek; and Mses. Engler, Bergandine, Buiter, Carnahan, Crosser, Leeman, Rhee and Woodworth contained in the section entitled "Managers and Officers of the JNL Variable Fund" and the description of JNAM contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to 06/28/2014). Vice President – Operations (06/28/2014 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to Present).

Garett Childs	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Corporate Finance and Controller (12/28/2013 to Present).

Maura Collins	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/20/2012 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to Present).

James Gilmore	1 Corporate Way Lansing, Michigan 48951	Vice President (06/24/2013 to Present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to 06/28/2014). Senior Vice President, Chief Investment Officer (06/28/2014 to Present).

Thomas P. Hyatte	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/15/2013 to Present).

Leandra R. Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009). Chief Financial Officer (1/2007 to 04/10/2011). Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010). President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to Present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Chief Legal Officer (07/2004 to 12/31/2009). Secretary (11/2000 to Present); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kristan L. Richardson	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (06/12/2014 to Present).

Jonathon Shiffer	1 Corporate Way Lansing, Michigan 48951	Vice President (12/31/2013 to Present).

Heather R. Strang	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (02/26/2014 to Present).

Mellon Capital Management Corporation, File No. 801-19785, the sub-adviser of the Funds of JNL Variable Fund LLC,  is  primarily  engaged  in the  business  of  rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Series Trust, JNL Investors Series Trust, JNL Strategic Income Fund LLC, and Curian Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Gregory P. Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Manager

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Manager

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manager and Secretary

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Eric Cantor 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Vice President

Kim Feul 7601 Technology Way Denver, CO 80237	Assistant Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Elizabeth Griffith 7601 Technology Way Denver, CO 80237	Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Hardy 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

James Horvath 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Jim Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jennifer Meyer 7601 Technology Way Denver, CO 80237	Vice President

Peter Meyers 7601 Technology Way Denver, CO 80237	Assistant Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O'Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Ryan Riggen 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Tim Schauer 7601 Technology Way Denver, CO 80237	Assistant Vice President

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Melissa Sommer 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Registrant at 1 Corporate Way, Lansing, Michigan 48951, at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, and at the following locations:

Office of the Custodian: JPMorgan Chase Bank, N.A.	270 Park Avenue, New York, New York 10017

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900, San Francisco, California 94105

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 12th day of September, 2014.

JNL VARIABLE FUND LLC

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee *	September 12, 2014
Michael Bouchard
Trustee

/s/ Susan S. Rhee *	September 12, 2014
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	September 12, 2014
William Crowley
Trustee

/s/ Susan S. Rhee *	September 12, 2014
Michelle Engler
Trustee

/s/ Susan S. Rhee *	September 12, 2014
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	September 12, 2014
Richard D. McLellan
Trustee

/s/ Susan S. Rhee *	September 12, 2014
Mark D. Nerud
President and Trustee

/s/ Susan S. Rhee *	September 12, 2014
William R. Rybak
Trustee

/s/ Susan S. Rhee *	September 12, 2014
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	September 12, 2014
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	September 12, 2014
Gerard A. M. Oprins
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNL VARIABLE FUND LLC (333-68105), a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Variable Fund LLC, hereby constitute and appoint Susan S. Rhee and Thomas J. Meyer, his/her attorney, with full power of substitution and re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2014
Michael J. Bouchard

/s/ Ellen Carnahan	January 1, 2014
Ellen Carnahan

/s/ William J. Crowley, Jr.	January 1, 2014
William J. Crowley, Jr.

/s/ Michelle Engler	January 1, 2014
Michelle Engler

/s/ John W. Gillespie	January 1, 2014
John W. Gillespie

/s/Richard D. McLellan	January 1, 2014
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2014
Mark D. Nerud

/s/ William R. Rybak	January 1, 2014
William R. Rybak

/s/ Edward C. Wood	January 1, 2014
Edward C. Wood

/s/ Patricia A. Woodworth	January 1, 2014
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	January 1, 2014
Gerard A. M. Oprins

EXHIBIT LIST

Exhibit Number 28			Exhibit Description

(b)			Operating Agreement of Registrant, as amended, on August 26, 2014, attached hereto as EX 99.28(b).

(d)	(1)	(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto as EX 99.28(d)(1)(v).

(d)	(1)	(vi)
Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto as EX 99.28(d)(1)(vi).

(d)	(2)	(vii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto as EX 99.28(d)(2)(vii).

(d)	(2)	(viii)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto as EX 99.28(d)(2)(viii).

(e)	(1)	(iv)	Amendment, effective June 4, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto as EX 99.28(e)(1)(iv).

(e)	(1)	(v)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto as EX 99.28(e)(1)(v).

(g)	(1)	(xvii)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto as EX 99.28(g)(1)(xvii).

(g)	(1)	(xviii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto as EX 99.28(g)(1)(xviii).

(h)	(1)	(vi)	Amendment effective June 4, 2014 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(1)(vi).

(h)	(1)	(vii)	Amendment effective September 15, 2014 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(1)(vii).

(h)	(2)	(iv)	Amendment effective September 15, 2014 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(2)(iv).

(i)			Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(j)			Consent of Auditors, attached hereto as EX 99.28(j).

(m)	(1)	(iv)	Amendment, effective June 4, 2014, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto as EX 99.28(m)(1)(iv).

(m)	(1)	(v)	Amendment, effective September 15, 2014, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto as EX 99.28(m)(1)(v).

(n)	(1)	(iii)	Amendment, effective September 15, 2014, to Multiple Class Plan, dated April 29, 2013, attached hereto as EX 99.28(n)(1)(iii).

(p)	(2)	(i)
Code of Conduct for Mellon Capital, dated June 2013; and Personal Securities Trading Policy, dated February 10, 2014, which are collectively considered Mellon Capital's Code of Ethics, attached hereto as EX 99.28(p)(2)(i).